Post-Employment Benefits - Details of Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ (85)	₩ 170	₩ 32
Related income tax	22,368	(14,818)	(43,503)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	47,087	(2,900)	(125,293)
Actuarial profit or loss arising from: Experience adjustment	(21,525)	66,461	(83,376)
Actuarial profit or loss arising from: Demographic assumptions	7,487	(85)	(8,020)
Actuarial profit or loss arising from: Financial assumptions	(128,384)	(871)	287,304
Return on plan assets	(11,781)	(870)	(30,044)
Group's share of associates regarding remeasurements	(85)	170	32
Subtotal	(154,288)	64,805	165,896
Related income tax	22,368	(14,818)	(43,503)
Ending balance	₩ (84,833)	₩ 47,087	₩ (2,900)